Segment Disclosures - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of reportable business segments | Segment	2
Total revenues	$ 168,764,571	$ 124,024,363	$ 109,528,549
Self Storage
Segment Reporting Information [Line Items]
Total revenues	158,162,934	110,174,925	103,201,260
Self Storage | Canada
Segment Reporting Information [Line Items]
Total revenues	$ 19,000,000.0	$ 14,600,000	$ 13,400,000